Note 6 - Exploration and Evaluation Assets - Acquisition of Project (Details) - CAD ($)			12 Months Ended
	Mar. 02, 2020	Dec. 02, 2019	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Cash payment			$ 918,669	$ 152,070
Exploration and evaluation assets			55,885,728	57,650,312	$ 59,111,999
Yarumalito gold project [member]
Statement Line Items [Line Items]
1,118,359 GoldMining Shares		$ 1,274,929
Cash payment		200,000
Cash payment		88,867
Total		1,563,796
Land		42,715
Exploration and evaluation assets		1,521,081	1,487,220
Net assets acquired		$ 1,563,796
Almaden gold project [member]
Statement Line Items [Line Items]
1,118,359 GoldMining Shares	$ 486,171
Cash payment	575,000
Cash payment	91,091
Total	1,152,262
Exploration and evaluation assets	1,152,262		$ 1,121,635
Net assets acquired	$ 1,152,262